Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of earnings per share, basic and diluted

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Net loss	$(3,228,000)	$(2,968,000)	$(5,292,000)	$(4,947,000)
Weighted average number of common shares outstanding:
Basic and diluted	2,408,200	1,449,240	2,345,500	1,449,240
Net loss attributable to common stockholders per share:
Basic and diluted	$(1.34)	$(2.04)	$(2.26)	$(3.41)

	Year ended December 31, 2014	Year ended December 31, 2013

Net loss	$(10,534,000)	$(7,130,000)
Weighted average number of common shares outstanding:
Basic and diluted	1,707,620	1,356,060
Net loss attributable to common stockholders per share:
Basic and diluted	$(6.17)	$(5.26)